Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2024	Mar. 18, 2024	Sep. 30, 2023
Reverse Recapitalization [Line Items]
Common stock shares outstanding				23,600,558	23,600,558
Converted into common stock		202,489			272,182
Public warrants					6,000,000
Private placement warrants					3,400,000
Price per share (in Dollars per share)		$ 0.01		$ 0.01	$ 0.01
Weighted average price of the shares purchased (in Dollars per share)				$ 10	$ 10
Warrants to purchase shares exercisable					200,000
Purchase price of certain obligations (in Dollars)			$ 1,997
VWAP price (in Dollars per share)					$ 7
Shares issued		199,737						9,500,000
Aggregate outstanding obligations (in Dollars)		$ 1,997
Redemption of ordinary shares		73,706
Purchase of shares		202,692
Non-cash gains (in Dollars)				$ 5,174
Other non-cash gains (in Dollars)				3,336
Transaction costs (in Dollars)				$ 830	$ 830
Equity-classified instruments costs (in Dollars)					2,354
Liability-classified instruments to expense (in Dollars)					4,009
Unpaid transaction cost (in Dollars)					$ 99
PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)				$ 0.01	$ 0.01
Warrants to purchase shares exercisable					1,750,000
Sponsor PIPE Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Warrants to purchase shares exercisable					272,454
VWAP price (in Dollars per share)			$ 10
Founder Shares [Member[
Reverse Recapitalization [Line Items]
Forfeiture of shares		658,631
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Forfeiture of shares		400,000
Earnout Shares [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				1,750,000	1,750,000
Price per share (in Dollars per share)				$ 12.5	$ 12.5
Aggregate shares					3,500,000
Liability in connection with the merger (in Dollars)					$ 33,559
Liability to its estimated fair value (in Dollars)				$ 3,621	3,621
Non-cash gains (in Dollars)					$ 29,938
Make-Whole Shares [Member]
Reverse Recapitalization [Line Items]
VWAP price (in Dollars per share)					$ 7
Per share value (in Dollars per share)				$ 10	$ 10
Liability in connection with the merger (in Dollars)					$ 2,071
Liability to its estimated fair value (in Dollars)				$ 1,639	1,639
Other non-cash gains (in Dollars)					432
Legacy Mobix [Member]
Reverse Recapitalization [Line Items]
Purchase of shares						993,364
Transaction costs (in Dollars)				$ 6,363	6,363
Unpaid transaction costs (in Dollars)					$ 3,090
Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				23,600,558	23,600,558
Common stock shares outstanding				23,600,558	23,600,558
Conversion of notes into shares					30,045
Converted into common stock		202,489			150,953
Aggregate shares purchase					1,975,000
Price per share (in Dollars per share)				$ 10	$ 10
Aggregate amount in cash (in Dollars)					$ 19,750
Shares issued							9,500,000
Aggregate shares	280,000
Per share value (in Dollars per share)	$ 10
Class A Common Stock [Member] | PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				1,950,000	1,950,000
Class A Common Stock [Member] | Sponsor PIPE Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Shares of common stock			199,737
Converted into common stock					272,182
Price per share (in Dollars per share)			$ 10
Class A Common Stock [Member] | Earnout Shares [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)				$ 15	$ 15
Additional shares of common stock				1,750,000	1,750,000
Class A Common Stock [Member] | Make-Whole Shares [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				2,454,737	2,454,737
Price per share (in Dollars per share)				$ 10	$ 10
Class A Common Stock [Member] | Legacy Mobix [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				18,139,258	18,139,258
Common stock shares outstanding				18,139,258	18,139,258
Class B Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				2,254,901	2,254,901
Common stock shares outstanding				2,254,901	2,254,901